Line of Credit and Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Line of Credit and Long-Term Debt
Total long-term debt		$ 1,563
Less current installments		625
Long-term debt, excluding current installments		938
Note payable-bank
Line of Credit and Long-Term Debt
Total long-term debt		1,563
Interest rate on notes payable (as a percent)	6.50%
Principal payment	52
Interest expense on notes	67	123	175
Note payable-related parties
Line of Credit and Long-Term Debt
Interest rate on notes payable (as a percent)	8.00%
Interest expense on notes		69	87
Line of credit
Line of Credit and Long-Term Debt
Maximum borrowing capacity	2,500
Commitment fee (as a percent)	0.375%
Increased maximum borrowing capacity	3,500
Amount of outstanding line of credit		0
Prepayment penalties on repayment of debt	0
Line of credit | Base rate
Line of Credit and Long-Term Debt
Variable rate basis	base rate
Interest rate at period end (as a percent)		3.25%
Basis spread on variable rate (as a percent)	1.50%
Floor interest rate (as a percent)	5.50%
Letter of credit
Line of Credit and Long-Term Debt
Maximum borrowing capacity	$ 166